Due From Related Parties	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Due From Related Parties

6.	Due From Related Parties

Due from related parties amounted $0 and $63,866 as of December 31, 2011 and 2010, respectively. Related party receivables are mainly travel expenses to CEO, interest free, unsecured, due on demand.